OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Amortization of Finance Lease Assets and Obligations
Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance as of December 31, 2022	10,361	3,764	1,521	15,646
Additions	—	14,549	—	14,549
Amortization	(1,820)	(2,032)	(524)	(4,376)
Impact of modification of operating leases	—	(16,281)	—	(16,281)
Balance as of December 31, 2023	8,541	—	997	9,538
Amortization	(1,825)	—	(208)	(2,033)
Impact of lease cancellation	—	—	(657)	(657)
Balance as of December 31, 2024	6,716	—	132	6,848
Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance as of December 31, 2022	13,355	3,837	1,405	18,597
Additions	—	14,549	—	14,549
Repayments	(2,010)	(2,105)	(501)	(4,616)
Impact of modification of operating lease	—	(16,281)	—	(16,281)
Foreign exchange translation	—	—	4	4
Balance as of December 31, 2023	11,345	—	908	12,253
Repayments	(2,147)	—	(216)	(2,363)
Impact of lease cancellation	—	—	(558)	(558)
Balance as of December 31, 2024	9,198	—	134	9,332
Current portion	2,280	—	134	2,414
Non-current portion	6,918	—	—	6,918

Summary of Future Minimum Rental Payments Under Non-Cancelable Operating Leases
The future minimum operating lease expense payments (including lease and non-lease components) under our non-cancelable fixed rate operating leases as of December 31, 2024 are as follows:

(in thousands of $)
2025	2,961
2026	2,809
2027	2,809
2028	1,960
Total minimum lease payments	10,539
Less: Imputed interest	(1,207)
Present value of operating lease liabilities	9,332

Schedule of Future Minimum Operating Lease Revenue Receipts Under Non-Cancelable Operating Leases	The future operating lease receipts under our operating leases as of December 31, 2024 are as follows:

(in thousands of $)
2025	48,281
2026	2,340
2027	—
2028	—
2029 and thereafter	—
50,621